UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 30.8%
Banks — 10.0%
Bank of America Corp.
$975,000	7.400%	01/15/11	$998,266
Bank of America NA(a)
4,000,000	1.678	12/23/10	3,996,696
Bear Stearns Co., Inc.(a)
2,000,000	4.905	07/16/09	1,974,126
Citigroup, Inc.
1,050,000	4.125	02/22/10	1,034,696
325,000	5.250	02/27/12	314,784
JPMorgan Chase & Co.
725,000	6.500	01/15/09	725,208
1,550,000	7.875	06/15/10	1,597,841
Keybank National Association
450,000	7.300	05/01/11	433,036
National Australia Bank Ltd.(b)
875,000	8.600	05/19/10	892,700
SunTrust Bank(a)
4,500,000	2.571	12/16/10	4,522,730
Union Planters Corp.
1,125,000	7.750	03/01/11	1,077,360
Wachovia Corp.
400,000	5.500	05/01/13	395,536
Wells Fargo Bank NA
525,000	7.550	06/21/10	546,284

			18,509,263

Brokerage — 0.8%
Credit Suisse First Boston Mortgage Securities, Inc.
250,000	4.125	01/15/10	248,983
Morgan Stanley & Co.
1,350,000	5.050	01/21/11	1,296,667

			1,545,650

Captive Financial — 0.7%
American Express Centurion Bank
623,000	5.200	11/26/10	608,373
Caterpillar Financial Services Corp.
725,000	4.850	12/07/12	687,872

			1,296,245

Construction Machinery — 1.1%
John Deere Capital Corp.
2,000,000	5.400	04/07/10	2,012,738

Electric(b) — 0.4%
Pacific Gas & Electric Co.
725,000	4.200	03/01/11	716,208

Energy(b) — 0.2%
Conoco Funding Co.
275,000	6.350	10/15/11	289,309

Food and Beverage(b) — 0.7%
Kellogg Co.
1,375,000	5.125	12/03/12	1,374,535

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care Services(b) — 0.7%
UnitedHealth Group, Inc.
$1,400,000	5.125%	11/15/10	$1,366,606

Life Insurance — 7.4%
AXA Financial, Inc.(b)
2,125,000	7.750	08/01/10	2,108,418
Genworth Financial, Inc.
1,550,000	5.231	05/16/09	1,518,264
ING Security Life Institutional Funding(c)
2,500,000	4.250	01/15/10	2,444,908
Monumental Global Funding II(c)
800,000	3.900	06/15/09	793,767
750,000	4.375	07/30/09	744,068
Nationwide Life Global Funding I(c)
1,175,000	5.450	10/02/12	917,529
Principal Financial Group Australia(b)(c)
550,000	8.200	08/15/09	554,390
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	2,734,711
TIAA Global Markets, Inc.(b)(c)
1,900,000	5.125	10/10/12	1,872,735

			13,688,790

Media(b) — 0.6%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,132,100

Noncaptive-Financial — 3.8%
American General Finance Corp.
1,500,000	4.875	05/15/10	892,730
1,000,000	4.000	03/15/11	484,962
Countrywide Home Loans, Inc.
1,025,000	4.000	03/22/11	978,875
General Electric Capital Corp.
550,000	4.125	09/01/09	551,857
1,400,000	5.200	02/01/11	1,417,931
HSBC Finance Corp.
2,825,000	4.125	11/16/09	2,798,996

			7,125,351

Real Estate Investment Trust(b) — 1.5%
Simon Property Group LP
1,522,000	4.875	03/18/10	1,383,175
Westfield Capital Corp. Ltd.(c)
1,825,000	4.375	11/15/10	1,477,177

			2,860,352

Wireless Telecommunications(b) — 0.4%
Vodafone Group PLC
575,000	7.750	02/15/10	587,659
200,000	5.350	02/27/12	196,790

			784,449

Wirelines Telecommunications — 2.5%
Ameritech Capital Funding
375,000	6.250	05/18/09	379,327

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
AT&T, Inc.(b)
$1,375,000	4.125%		09/15/09	$1,382,821
Deutsche Telekom International Finance BV
1,500,000	8.500		06/15/10	1,545,111
Verizon Global Funding Corp.(b)
1,225,000	7.250		12/01/10	1,284,242

				4,591,501

TOTAL CORPORATE BONDS				$57,293,097

Agency Debentures — 53.4%
FHLB
$5,500,000	0.000	%(d)	05/14/09	$5,494,957
9,500,000	3.500	(e)	10/22/09	9,511,257
4,600,000	3.625		09/16/11	4,867,297
FHLMC
12,000,000	0.000	(d)	10/23/09	11,941,200
9,000,000	5.250	(f)	06/04/10	9,163,242
13,300,000	2.875		06/28/10	13,651,572
5,600,000	5.125		04/18/11	6,048,420
10,000,000	5.500		09/25/13	10,304,300
FNMA
4,100,000	5.080		05/14/10	4,164,198
3,100,000	5.500		07/09/10	3,102,970
4,200,000	5.125		04/15/11	4,543,064
4,000,000	4.000		07/07/11	4,064,100
8,000,000	4.330		07/28/11	8,161,312
4,000,000	5.450		09/11/12	4,113,356

TOTAL AGENCY DEBENTURES				$99,131,245

Asset-Backed Securities — 11.7%
Autos — 6.7%
AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3
$94,069	4.870%		12/06/10	$92,071
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
632,934	5.560		09/06/11	625,662
Banc of America Securities Auto Trust Series 2006-G1, Class A3
170,032	5.180		06/18/10	167,402
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
2,000,000	5.020		09/15/11	1,951,972
Capital One Auto Finance Trust Series 2006-A, Class A3
212,306	5.330		11/15/10	211,575
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
2,000,000	4.890		01/15/12	1,975,203
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
625,000	5.110		04/15/14	609,656
Daimler Chrysler Auto Trust Series 2006-D, Class A3
314,017	4.980		02/08/11	309,794
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
615,678	5.350		03/15/13	599,076
Household Automotive Trust Series 2005-2, Class A3
13,522	4.370		05/17/10	13,480

Principal	Interest	Maturity
Amount	Rate	Date	Value

Asset-Backed Securities — (continued)
Autos — (continued)
Long Beach Auto Receivables Trust Series 2006-A, Class A4
$2,379,660	5.500%	05/15/13	$1,665,762
Nissan Auto Receivables Owner Trust Series 2006-B, Class A3
39,367	5.160	02/15/10	39,340
Nissan Auto Receivables Owner Trust Series 2007-B, Class A3
1,500,000	5.030	05/16/11	1,494,774
USAA Auto Owner Trust Series 2007-2, Class A3
2,500,000	4.900	02/15/12	2,469,848
World Omni Auto Receivables Trust Series 2005-A, Class A4
260,487	3.820	11/14/11	256,377

			12,481,992

Credit Card — 4.5%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720	05/15/13	406,359
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
5,600,000	4.950	08/15/12	5,469,757
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960	09/17/12	2,408,451

			8,284,567

Home Equity(a) — 0.3%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
100,351	0.551	01/25/37	95,114
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
37,883	6.745	06/25/28	22,645
Centex Home Equity Series 2004-D, Class MV3
397,880	1.471	09/25/34	262,425
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
132,423	0.521	04/25/47	121,009
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
77,877	1.971	05/25/34	13,031

			514,224

Manufactured Housing — 0.1%
CNH Equipment Trust Series 2006-A, Class A3
169,754	5.200	08/16/10	169,378
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
99,405	4.350	05/15/14	63,469

			232,847

Student Loan(c) — 0.1%
GCO Slims Trust Series 2006-1A Class Note
271,953	5.720	03/01/22	247,429

TOTAL ASSET-BACKED SECURITIES			$21,761,059

U.S. Treasury Obligation — 3.0%
United States Treasury Inflation Protected Securities
$5,548,200	3.875%	01/15/09	$5,505,290

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 98.9%			$183,690,691

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 0.1%
Joint Repurchase Agreement Account II
$100,000	0.073%	01/02/09	$100,000
Maturity Value: $100,000

TOTAL INVESTMENTS — 99.0%			$183,790,691

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			1,884,747

NET ASSETS — 100.0%			$185,675,438

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,052,003, which represents approximately 4.9% of net assets as of December 31, 2008.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	24	January 2009	$5,925,300	$41,901
Eurodollars	58	March 2009	14,346,300	111,216
Eurodollars	(82)	December 2009	(20,209,925)	(408,871)
Eurodollars	(101)	March 2010	(24,863,675)	(510,999)
Eurodollars	(41)	June 2010	(10,071,650)	(244,565)
2 Year U.S. Treasury Notes	127	March 2009	27,693,938	333,938
5 Year U.S. Treasury Notes	40	March 2009	4,762,188	84,951

TOTAL				$(592,429)

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the Fund had an outstanding swap contract with the following terms:

Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

Deutsche Bank Securities, Inc.	$18,400	07/02/13	3 month LIBOR	4.283%	$(2,038,127)

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$187,056,323

Gross unrealized gain	1,470,752
Gross unrealized loss	(4,736,384)

Net unrealized security loss	$(3,265,632)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 3.7%
Banks — 3.2%
American Express Bank FSB(a)
$9,500,000	2.485%	12/10/10	$9,491,811
HSBC USA, Inc.
10,000,000	3.125	12/16/11	10,385,060
PNC Funding Corp.
10,000,000	2.300	06/22/12	10,099,890

			29,976,761

Noncaptive-Financial — 0.5%
John Deere Capital Corp.
4,600,000	2.875	06/19/12	4,731,059

TOTAL CORPORATE BONDS			$34,707,820

Mortgage-Backed Obligations — 82.7%

Collateralized Mortgage Obligations — 5.0%

Adjustable Rate Non-Agency(a) — 3.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$113,534	4.996%	04/25/35	$79,072
American Home Mortgage Assets Series 2006-3, Class 1A1
1,621,692	3.226	10/25/46	670,847
Banc of America Funding Corp. Series 2007-D, Class 1A5
2,300,000	0.788	06/20/47	484,022
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
37,221	5.564	08/25/33	19,622
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
510,904	5.076	06/25/35	289,385
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
2,246,568	5.999	02/25/37	1,704,151
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
758,485	4.167	02/25/37	575,807
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,530,826	4.606	02/25/37	1,171,088
Countrywide Alternative Loan Trust Series 2005-38, Class A1
674,950	3.756	09/25/35	326,627
Countrywide Home Loan Trust Series 2003-37, Class 1A1
53,698	5.420	08/25/33	34,214
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
177,714	4.539	11/20/34	95,667
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,275,478	4.899	08/20/35	1,187,817
Countrywide Home Loan Trust Series 2006-HYB1, Class 3A1
2,378,613	5.232	03/20/36	1,164,691
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
158,868	5.773	03/25/33	93,136
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
76,136	4.750	12/25/34	57,789

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
$851,886	0.891%	11/19/35	$384,131
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
2,086,149	5.732	12/19/35	1,149,892
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
766,534	0.821	01/19/36	348,239
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
464,334	5.321	08/25/35	256,326
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
1,897,525	5.404	09/25/35	1,069,298
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
594,360	5.062	07/25/35	421,406
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,654,882	4.196	07/25/35	1,260,315
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,439,308	4.740	07/25/35	1,107,860
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
772,346	4.066	07/25/35	587,953
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,472,526	4.767	07/25/35	1,117,302
Lehman XS Trust Series 2007-04N, Class 3A2A
3,486,950	3.006	03/25/47	1,404,484
Luminent Mortgage Trust Series 2006-5, Class A1A
1,276,121	0.661	07/25/36	496,595
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
27,617	0.851	11/25/34	12,162
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,379,696	3.825	11/25/29	864,135
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
2,721,374	3.256	01/25/46	1,171,533
Residential Accredit Loans, Inc. Series 2005-QA10, Class A31
7,381,630	5.596	09/25/35	3,967,505
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
2,184,900	5.180	09/25/35	1,422,377
Sequoia Mortgage Trust Series 2004-09, Class A2
825,267	3.745	10/20/34	534,604
Structured Adjustable Rate Mortgage Loan Trust Series 2004-01, Class 3A3
45,386	5.365	02/25/34	25,315
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
274,748	5.181	05/25/34	163,869
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
229,656	4.380	05/25/34	121,612
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
91,485	5.250	09/25/34	48,255
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
413,757	5.450	11/25/34	264,268
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
696,208	5.164	07/25/33	499,492

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
$987,975	5.140%	11/25/33	$735,323
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
286,294	4.243	06/25/34	227,903
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
5,505,533	5.034	04/25/35	4,369,410

			31,985,499

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
45,218	5.500	06/25/33	866
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
129,621	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
160,420	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
2,797,645	0.000	06/25/34	82,211
FNMA REMIC Series 2004-62, Class DI(a)(c)
1,271,126	0.000	07/25/33	29,329
FNMA REMIC Series 2004-71, Class DI(a)(c)
2,245,011	0.000	04/25/34	13,741
FNMA Series 151, Class 2
19,026	9.500	07/25/22	3,377
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
49,477	0.120	08/25/33	238
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
21,389	0.320	07/25/33	191

			129,953

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
68,539	23.108	10/16/31	81,819
GNMA Series 2001-51, Class SA
53,586	27.993	10/16/31	74,310
GNMA Series 2001-51, Class SB
67,246	23.108	10/16/31	81,589
GNMA Series 2001-59, Class SA
59,959	22.945	11/16/24	71,388
GNMA Series 2002-13, Class SB
229,630	32.713	02/16/32	349,248

			658,354

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G-35, Class N
16,775	0.000	10/25/21	14,544

Regular Floater(a) — 0.1%
BCAP LLC Trust Series 2006-RR1, Class CF
1,383,417	1.111	11/25/36	641,955
FHLMC REMIC Series 1760, Class ZB
199,155	3.180	05/15/24	187,686

			829,641

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 1.4%
FHLMC REMIC Series 2329, Class ZA
$3,718,701	6.500%	06/15/31	$3,880,996
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,054,928
FNMA REMIC Series 2001-53, Class GH
467,758	8.000	09/25/16	494,097
GNMA 2002-42 Class KZ
6,935,067	6.000	06/16/32	7,141,454

			13,571,475

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$47,189,466

Commercial Mortgage-Backed Securities — 3.0%

Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
16,299,399	1.144	03/13/40	330,014
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
9,430,098	1.699	05/15/38	184,381
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
18,087,782	0.972	01/15/38	264,525
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
19,024,516	1.425	02/11/36	423,697

			1,202,617

Sequential Fixed Rate — 2.9%
Banc of America Funding Corp. Series 2007-8, Class 2A1
6,431,130	7.000	10/25/37	2,926,666
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.225	07/15/44	8,111,392
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
9,097,337	7.202	10/15/32	8,835,130
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	7,482,495

			27,355,683

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$28,558,300

Federal Agencies — 74.7%

Adjustable Rate FHLMC(a) — 0.9%
286,245	6.126	11/01/32	285,900
4,116,937	4.574	09/01/33	4,087,809
3,772,136	4.567	08/01/35	3,766,093

			8,139,802

Adjustable Rate FNMA(a) — 3.0%
757,018	4.704	11/01/32	760,298
1,062,015	4.818	12/01/32	1,069,367
6,195,760	4.211	05/01/33	6,200,425

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$90,987	4.375%	06/01/33	$90,033
5,278,064	4.094	10/01/33	5,293,339
4,758,211	4.428	02/01/35	4,748,361
5,603,609	4.803	09/01/35	5,671,519
4,328,903	5.237	06/01/37	4,412,806

			28,246,148

Adjustable Rate GNMA(a) — 0.9%
179,852	5.375	06/20/23	180,695
78,413	4.625	07/20/23	77,828
82,170	4.625	08/20/23	81,463
222,052	4.625	09/20/23	220,362
61,603	5.375	03/20/24	61,518
561,556	5.375	04/20/24	563,878
66,487	5.375	05/20/24	66,758
563,304	5.375	06/20/24	565,412
303,329	4.625	07/20/24	300,908
426,320	4.625	08/20/24	422,840
137,538	4.625	09/20/24	136,373
160,107	5.125	11/20/24	158,419
136,764	5.125	12/20/24	136,032
115,621	5.375	01/20/25	115,585
55,651	5.375	02/20/25	55,585
196,190	5.375	05/20/25	197,165
140,306	4.625	07/20/25	139,110
72,780	5.375	02/20/26	72,585
3,791	4.625	07/20/26	3,753
214,723	5.375	01/20/27	214,139
69,538	5.375	02/20/27	69,315
584,603	5.375	04/20/27	585,999
67,930	5.375	05/20/27	68,089
64,439	5.375	06/20/27	64,587
22,174	5.125	11/20/27	21,869
83,456	5.125	12/20/27	82,300
181,240	5.375	01/20/28	180,380
62,765	5.250	02/20/28	62,375
70,457	5.375	03/20/28	70,116
377,509	4.625	07/20/29	372,585
145,033	4.625	08/20/29	143,134
51,685	4.625	09/20/29	51,005
177,985	5.125	10/20/29	175,164
229,885	5.125	11/20/29	226,451
58,218	5.125	12/20/29	57,292
78,588	5.250	01/20/30	77,934
39,475	5.250	02/20/30	39,131
155,374	5.250	03/20/30	153,819
243,557	5.375	04/20/30	243,527
611,576	5.375	05/20/30	611,741
56,451	5.375	06/20/30	56,487
504,288	4.625	07/20/30	498,287
76,229	4.625	09/20/30	75,319
161,752	4.875	10/20/30	158,009
317,227	5.000	03/20/32	312,408

			8,227,731

FHLMC — 8.6%
10,327	7.000	06/01/09	10,467
649,430	6.500	12/01/13	677,087
27,596	4.000	02/01/14	28,158

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$18,947	6.500%	02/01/14	$19,754
456,276	4.000	03/01/14	465,557
89,129	4.000	04/01/14	90,942
2,921,496	7.500	11/01/14	3,078,044
4,772	7.000	02/01/15	4,998
1,282,509	5.500	07/01/15	1,332,736
122,209	8.000	07/01/15	129,751
15,330	7.000	01/01/16	16,080
72,513	7.000	02/01/16	76,064
42,546	7.000	09/01/17	44,816
28,287	7.000	10/01/17	29,796
485,587	4.500	05/01/18	500,233
338,245	5.500	05/01/18	350,396
109,869	4.500	06/01/18	113,183
2,074,221	5.500	06/01/18	2,148,735
439,096	4.500	09/01/18	452,343
339,471	4.500	10/01/18	349,711
40,141	10.000	10/01/18	42,854
349,154	4.500	11/01/18	359,686
8,629,179	4.500	12/01/18	8,889,477
1,695,685	5.000	12/01/18	1,754,027
127,409	4.500	01/01/19	131,252
255,998	4.500	03/01/19	263,487
6,227,907	4.500	06/01/19	6,415,770
500,502	5.000	06/01/19	515,741
4,962,405	5.000	11/01/19	5,124,179
691,103	4.500	02/01/20	710,690
66,801	10.000	07/01/20	71,981
86,182	10.000	10/01/20	92,530
279,784	6.500	07/01/21	291,230
21,073	6.500	08/01/22	21,935
163,434	9.000	10/01/22	179,923
1,420,135	4.500	10/01/23	1,443,161
11,723	7.500	03/01/27	12,554
688,995	6.500	07/01/28	711,217
4,428,852	6.500	12/01/29	4,650,822
5,351	8.000	07/01/30	5,610
49,067	7.500	12/01/30	51,639
5,961	7.500	01/01/31	6,274
256,665	7.000	04/01/31	268,902
184,491	6.500	07/01/31	193,738
1,569,317	6.000	05/01/33	1,625,254
2,201,414	6.000	10/01/34	2,272,710
4,138,184	4.500	10/01/35	4,195,203
279,389	5.000	11/01/35	285,906
886,728	5.000	12/01/35	907,411
2,742,712	5.000	03/01/36	2,806,682
2,327,227	5.000	04/01/36	2,381,507
3,934,234	5.000	06/01/36	4,026,382
159,726	5.500	02/01/38	163,889
3,615,727	6.500	08/01/38	3,759,227
16,609,971	6.000	11/01/38	17,128,806

			81,680,507

FNMA — 54.9%
1,259	5.500	01/01/09	1,287
132	6.500	02/01/09	138
362,504	5.500	05/01/09	364,915
23,159	5.500	06/01/09	23,208
294,554	4.500	03/01/13	300,884

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$135,053	4.500%	05/01/13	$137,996
183,140	4.000	06/01/13	185,684
291,493	4.500	06/01/13	297,925
249,299	4.000	07/01/13	253,684
305,444	4.500	07/01/13	312,273
349,269	4.000	08/01/13	354,164
144,198	4.500	08/01/13	147,458
520,956	4.000	09/01/13	528,360
612,686	4.500	09/01/13	626,699
1,068,943	4.000	10/01/13	1,084,136
58,603	7.000	03/01/14	62,038
537,105	4.000	04/01/14	544,869
2,292,713	5.500	09/01/14	2,392,031
83,754	7.000	03/01/15	87,042
26,748	8.000	01/01/16	28,255
132,065	6.000	11/01/16	137,594
395,185	8.000	11/01/16	419,233
914,113	5.000	08/01/17	945,327
469,874	5.000	11/01/17	486,081
16,827,306	5.000	12/01/17	17,415,112
3,011,572	5.000	01/01/18	3,115,207
946,697	5.000	02/01/18	978,443
3,411,256	5.000	03/01/18	3,521,512
1,242,695	5.000	04/01/18	1,285,478
2,000,820	4.500	05/01/18	2,057,986
1,383,102	5.000	05/01/18	1,428,595
8,446,348	4.500	06/01/18	8,699,582
1,838,828	5.000	06/01/18	1,898,633
791,443	4.500	07/01/18	814,056
119,086	5.000	07/01/18	122,935
8,387,279	4.000	08/01/18	8,605,947
140,552	4.500	08/01/18	144,568
81,412	5.000	08/01/18	84,043
719,739	4.500	09/01/18	741,309
1,193,409	5.000	09/01/18	1,234,494
1,025,991	4.500	10/01/18	1,055,305
6,333,430	5.000	10/01/18	6,551,470
198,876	4.500	11/01/18	204,558
57,817	5.000	11/01/18	59,686
7,204,829	4.500	12/01/18	7,410,680
121,715	4.500	01/01/19	125,389
757,543	5.000	01/01/19	780,607
1,010,528	5.000	02/01/19	1,041,456
167,649	4.500	03/01/19	172,710
2,365,677	5.000	04/01/19	2,447,120
1,315,563	4.500	05/01/19	1,349,861
580,385	5.000	05/01/19	599,144
765,377	4.500	06/01/19	785,585
2,485,050	5.000	06/01/19	2,570,602
44,822	5.000	07/01/19	46,270
453,958	4.500	08/01/19	465,793
35,456	5.000	08/01/19	36,536
389,977	6.500	08/01/19	408,596
2,716,986	6.000	09/01/19	2,830,735
1,038,581	4.500	04/01/20	1,069,929
34,402	9.500	08/01/20	37,964
74,369	9.500	10/01/20	82,070
48,188	5.000	12/01/20	49,595
3,410,996	6.000	12/01/20	3,553,801
118,387	6.000	05/01/21	122,992

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$62,892	6.000%	07/01/21	$65,338
1,558,455	6.000	09/01/21	1,619,075
972,217	5.000	01/01/22	999,745
264,822	5.000	04/01/22	272,250
123,374	4.500	05/01/22	126,295
131,386	4.500	06/01/22	134,496
226,826	5.000	06/01/22	233,187
883,281	4.500	07/01/22	904,190
162,177	4.500	08/01/22	166,025
128,001	6.000	09/01/22	132,973
882,826	4.500	01/01/23	903,724
523,787	5.000	01/01/23	538,424
2,896,435	5.500	02/01/23	2,976,631
1,999,800	6.000	02/01/23	2,077,587
1,972,851	4.500	03/01/23	2,019,354
2,015,879	4.500	04/01/23	2,063,396
734,884	5.000	04/01/23	755,422
13,529,947	4.500	05/01/23	13,848,866
8,471,624	5.000	05/01/23	8,708,376
3,946,173	4.500	06/01/23	4,039,190
1,637,887	5.000	06/01/23	1,683,660
10,758,772	4.500	07/01/23	11,012,372
38,863	5.000	07/01/23	39,949
114,389	4.500	08/01/23	117,086
736,989	5.000	08/01/23	757,586
3,856,692	5.500	08/01/23	3,960,642
2,091,177	4.500	09/01/23	2,140,469
971,382	5.000	10/01/23	998,529
1,040,156	5.000	12/01/23	1,069,224
1,000,000	5.000	01/01/24	1,027,946
30,311	6.500	10/01/28	31,741
891,303	6.000	11/01/28	924,256
35,845	6.500	11/01/28	37,636
50,286	7.000	11/01/30	53,207
405,244	7.000	07/01/31	425,299
896,709	5.500	04/01/33	921,407
6,187,745	5.500	07/01/33	6,350,980
4,582,669	4.500	09/01/33	4,662,891
18,145	5.500	12/01/33	18,664
10,244	6.500	01/01/34	10,721
1,902,524	6.000	04/01/35	1,965,923
75,524	7.000	05/01/35	79,151
18,537,813	5.000	06/01/35	18,962,688
6,366,159	5.000	07/01/35	6,518,257
1,441,735	6.000	07/01/35	1,486,174
1,748,955	5.000	08/01/35	1,789,287
999,999	6.000	10/01/35	1,030,824
12,221,378	5.000	01/01/36	12,494,970
377,871	6.500	01/01/36	392,986
511,972	6.000	03/01/36	527,673
581,777	6.000	04/01/36	599,619
937,848	6.000	06/01/36	966,610
1,814,602	6.000	08/01/36	1,863,200
2,544,135	6.000	09/01/36	2,622,158
1,694,397	5.500	10/01/36	1,738,947
3,303,896	6.000	10/01/36	3,405,220
2,464,508	6.000	11/01/36	2,540,088
1,297,194	6.500	11/01/36	1,348,879
1,053,291	6.000	12/01/36	1,085,592
297,520	5.000	01/01/37	304,134

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,423,325	6.000%	01/01/37	$1,466,974
8,734,846	6.000	02/01/37	9,002,231
50,746	6.000	03/01/37	52,300
426,717	5.500	04/01/37	437,913
225,533	6.000	04/01/37	229,725
511,407	5.000	05/01/37	522,775
953,446	5.500	05/01/37	978,460
6,149,235	6.000	06/01/37	6,337,474
90,734	6.000	07/01/37	93,511
121,504	5.000	08/01/37	124,198
464,704	6.000	08/01/37	471,634
5,559,707	6.500	08/01/37	5,780,914
693,837	7.500	08/01/37	728,290
288,039	6.000	09/01/37	292,334
2,428,235	6.500	10/01/37	2,524,985
19,392,055	7.500	10/01/37	20,200,267
6,879,727	6.500	11/01/37	7,158,947
2,692,441	7.500	11/01/37	2,822,687
989,769	5.000	12/01/37	1,011,716
8,182,173	6.500	12/01/37	8,507,721
1,125,911	6.000	02/01/38	1,160,377
7,718,538	5.000	03/01/38	7,888,916
13,505,965	6.000	05/01/38	13,919,401
3,665,868	5.000	06/01/38	3,746,788
486,630	6.000	06/01/38	493,886
982,995	6.000	07/01/38	997,653
996,313	6.500	07/01/38	1,035,854
40,254,097	6.000	08/01/38	41,482,303
4,993,978	6.000	09/01/38	5,126,925
987,961	6.500	09/01/38	1,027,170
4,761,210	6.000	10/01/38	4,877,550
3,895,540	6.500	10/01/38	4,050,144
27,552,807	6.000	11/01/38	28,378,803
115,922	6.000	12/01/38	117,910
22,000,000	4.500	TBA-15yr(f)	22,481,250
20,000,000	6.000	TBA-15yr(f)	20,737,500
53,000,000	6.500	TBA-15yr(f)	55,037,214

			517,583,524

GNMA — 6.4%
454	9.000	08/15/16	485
296,633	7.000	12/15/27	314,314
46,748	6.500	08/15/28	49,230
542,517	6.000	01/15/29	562,771
61,658	7.000	06/15/29	65,250
292,494	7.000	10/15/29	307,051
5,631,256	5.500	12/15/32	5,823,485
10,863,264	5.000	05/15/33	11,185,168
7,200,529	5.000	06/15/33	7,416,549
22,859,382	5.000	07/15/33	23,562,239
2,808,808	5.000	09/15/33	2,892,040
4,949,761	5.000	03/15/34	5,093,340

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$3,259,513	5.500%	06/15/34	$3,371,429

			60,643,351

TOTAL FEDERAL AGENCIES			$704,521,063

TOTAL MORTGAGE-BACKED OBLIGATIONS			$780,268,829

Agency Debentures — 10.3%
FFCB
$7,000,000	7.375%	02/09/10	$7,513,653
9,000,000	4.750	11/06/12	9,801,261
5,100,000	4.875	12/16/15	5,660,006
10,000,000	5.050	08/01/18	11,600,160
FHLB
1,500,000	7.625	05/14/10	1,612,804
10,000,000	5.375 (g)	06/13/14	11,437,540
8,800,000	5.375	05/18/16	10,028,389
FNMA
5,000,000	6.625	09/15/09	5,205,530
15,000,000	4.330	07/28/11	15,302,460
4,200,000	5.375	06/12/17	4,906,927
New Valley Generation
3,873,049	4.929	01/15/21	4,010,626
New Valley Generation II
3,162,635	5.572	05/01/20	3,458,851
Small Business Administration
296,207	6.700	12/01/16	309,895
254,590	7.150	03/01/17	267,656
163,371	7.500	04/01/17	172,767
88,180	7.300	05/01/17	93,006
69,166	6.800	08/01/17	72,278
214,218	6.300	05/01/18	221,957
145,469	6.300	06/01/18	150,713
Tennessee Valley Authority
4,000,000	5.375	04/01/56	5,102,686

TOTAL AGENCY DEBENTURES			$96,929,165

Asset-Backed Securities — 1.2%
Home Equity — 1.2%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1(a)
$163,334	4.707%	04/25/34	$119,313
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(e)
3,277,781	1.471	10/25/37	2,376,391
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(e)
1,120,000	1.721	10/25/37	420,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(e)
2,200,000	1.921	10/25/37	748,000
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2(a)
594,953	0.831	10/25/34	480,110
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
726,559	1.485	02/15/34	260,047
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A(a)
808,468	1.375	05/15/35	262,058

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$837,916	7.000%	09/25/37	$272,323
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
876,785	7.000	09/25/37	245,336
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
3,662,686	1.708	11/20/36	2,540,988
Impac CMB Trust Series 2004-08, Class 1A(a)
407,743	1.191	10/25/34	91,713
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2(a)
21,324	0.821	08/25/34	14,803
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1(a)
2,229,693	4.999	10/25/35	1,690,184
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3(a)
2,597,527	5.594	07/25/36	1,531,538

			11,052,804

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
203,953	8.330	04/01/30	153,984

TOTAL ASSET-BACKED SECURITIES			$11,206,788

U.S. Treasury Obligations — 7.9%
United States Treasury Bonds
$14,100,000	8.125%	08/15/19	$20,839,363
2,200,000	6.625	02/15/27	3,290,032
3,600,000	6.375	08/15/27	5,268,377
United States Treasury Inflation Protected Securities
4,693,579	2.000	01/15/16	4,494,834
5,685,575	2.500	07/15/16	5,640,710
11,133,606	2.000	01/15/26	10,487,334
1,718,848	2.375	01/15/27	1,726,770
2,171,652	1.750	01/15/28	2,006,402
1,071,568	3.625	04/15/28	1,276,589
United States Treasury Principal-Only STRIPS(d)
17,500,000	0.000	08/15/20	12,012,087
11,200,000	0.000	05/15/21	7,413,448

TOTAL U.S. TREASURY OBLIGATIONS			$74,455,946

Municipal Bonds — 0.2%
New Jersey — 0.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,009,680

TOTAL INVESTMENTS — 106.0%			$999,578,228

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%			(56,719,004)

NET ASSETS — 100.0%			$942,859,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,747,008, which represents approximately 0.5% of net assets as of December 31, 2008.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $98,255,964 which represents approximately 10.4% of net assets as of December 31, 2008.

(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	4.500%	TBA - 15yr(f)	01/20/09	$10,000,000	$10,218,750
FNMA	5.000	TBA - 15yr(f)	01/13/09	27,000,000	27,565,326
FNMA	5.000	TBA - 15yr(f)	01/20/09	15,000,000	15,393,750
FNMA	6.000	TBA - 15yr(f)	01/13/09	13,000,000	13,381,875

TOTAL (Proceeds Receivable: $66,481,954)					$66,559,701

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(42)	June 2009	$(10,381,350)	$(195,056)
Eurodollars	(65)	September 2009	(16,046,063)	(321,975)
Eurodollars	(109)	December 2009	(26,864,413)	(560,364)
2 Year U.S. Treasury Notes	(166)	March 2009	(36,198,375)	(133,332)
5 Year U.S. Treasury Notes	241	March 2009	28,692,180	697,231
10 Year U.S. Treasury Notes	374	March 2009	47,030,500	2,686,946
30 Year U.S. Treasury Bonds	279	March 2009	38,515,078	1,818,422

TOTAL				$3,991,872

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$35,000		09/02/10	4.309%	3 month LIBOR	$—	$1,844,905
	25,000		10/06/10	4.703	3 month LIBOR	—	1,421,506
	9,000		05/25/15	4.533	3 month LIBOR	—	1,208,354
	43,900	(a)	11/18/15	4.444	3 month LIBOR	—	3,435,048
	32,100	(a)	11/25/15	3.815	3 month LIBOR	—	1,585,966
	43,000		11/02/19	3 month LIBOR	4.865%	—	(9,290,254)
	26,800	(a)	11/18/20	3 month LIBOR	4.569	—	(3,653,832)
	19,400	(a)	11/25/20	3 month LIBOR	3.807	—	(1,390,168)
	23,600	(a)	06/17/24	3 month LIBOR	3.500	339,438	(2,170,047)
	13,200		04/09/35	5.266	3 month LIBOR	—	6,165,780
Citibank NA	100	(a)	06/18/29	3 month LIBOR	3.500	(9,061)	(1,147)
Credit Suisse First Boston Corp.	9,700	(a)	06/17/24	3 month LIBOR	3.500	(709,985)	(42,426)
Deutsche Bank Securities, Inc.	57,600	(a)	06/17/16	3.500	3 month LIBOR	1,797,584	1,983,338
	56,100	(a)	06/17/24	3 month LIBOR	3.500	(2,535,422)	(1,816,153)
	1,200	(a)	06/18/29	3 month LIBOR	3.500	(91,019)	(31,478)
	5,200	(a)	06/17/39	3.500	3 month LIBOR	610,477	124,972
JPMorgan Securities, Inc.	5,000	(a)	06/17/14	3 month LIBOR	3.250	(250,888)	23,414
	64,100	(a)	06/17/16	3.500	3 month LIBOR	1,247,545	2,960,043
	13,800	(a)	06/17/19	3 month LIBOR	3.500	(124,586)	(887,878)
	2,600	(a)	06/17/24	3 month LIBOR	3.500	26,947	(228,624)
	400	(a)	06/18/29	3 month LIBOR	3.500	(37,592)	(3,240)

TOTAL						$263,438	$1,238,079

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to December 31, 2008.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$1,007,364,071

Gross unrealized gain	31,859,943
Gross unrealized loss	(39,645,786)

Net unrealized security loss	$(7,785,843)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 96.8%
United States Treasury Inflation Protected Securities
$3,347,942	4.250%	01/15/10	$3,288,044
3,983,232	3.500	01/15/11	3,909,478
13,736,088	3.000	07/15/12	13,462,438
2,664,922	0.625	04/15/13	2,547,916
10,108,915	1.875	07/15/13	9,517,382
1,149,330	2.000	07/15/14	1,086,925
15,103,128	1.875	07/15/15	14,266,551
3,929,508	2.000	01/15/16	3,763,117
2,789,150	2.500	07/15/16	2,767,141
3,763,080	2.625 (a)	07/15/17	3,856,276
1,506,990	1.375	07/15/18	1,409,388
12,989,207	2.000	01/15/26	12,235,222
6,338,252	2.375	01/15/27	6,367,465
5,480,836	1.750	01/15/28	5,063,777
803,676	3.625	04/15/28	957,442

TOTAL U.S. TREASURY OBLIGATIONS			$84,498,562

Repurchase Agreement(b) — 1.8%
Joint Repurchase Agreement Account II
$1,600,000	0.073%	01/02/09	$1,600,000
Maturity Value: $1,600,006

TOTAL INVESTMENTS — 98.6%			$86,098,562

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			1,259,453

NET ASSETS — 100.0%			$87,358,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

2 Year U.S. Treasury Notes	(6)	March 2009	$(1,308,375)	$(14,261)
5 Year U.S. Treasury Notes	3	March 2009	357,164	10,836
10 Year U.S. Treasury Notes	11	March 2009	1,383,250	92,344
30 Year U.S. Treasury Bonds	(10)	March 2009	(1,380,469)	15,403

TOTAL				$104,322

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Bank of America Securities LLC	$2,200	11/18/15	4.444%	3 month LIBOR	$—	$172,144
	1,600	11/25/15	3.815	3 month LIBOR	—	79,051
	700	06/17/19	3.500	3 month LIBOR	(10,198)	61,555
	1,400	11/18/20	3 month LIBOR	4.569%	—	(190,872)
	1,000	11/25/20	3 month LIBOR	3.807	—	(71,658)
Deutsche Bank Securities, Inc.	300	06/17/19	3.500	3 month LIBOR	(4,371)	26,381
	500	06/18/29	3 month LIBOR	3.500	(37,564)	(13,476)
JPMorgan Securities, Inc.	100	06/17/14	3.250	3 month LIBOR	2,566	1,983
	200	06/18/29	3 month LIBOR	3.500	(18,796)	(1,620)

TOTAL					$(68,363)	$63,488

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$92,038,271

Gross unrealized gain	388,617
Gross unrealized loss	(6,328,326)

Net unrealized security loss	$(5,939,709)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 12.7%
Banks — 8.8%
American Express Bank FSB
$25,100,000	2.485	%(a)	12/10/10	$25,078,364
25,300,000	3.150		12/09/11	25,501,413
HSBC USA, Inc.
20,200,000	3.125		12/16/11	20,977,821
JPMorgan Chase & Co.
32,500,000	2.625		12/01/10	33,152,502
PNC Funding Corp.
16,200,000	1.875		06/22/11	16,224,106
7,000,000	2.300		06/22/12	7,069,923
Regions Bank
25,000,000	2.750		12/10/10	25,531,650

				$153,535,779

Brokerage — 1.2%
Morgan Stanley
20,500,000	2.000		09/22/11	20,629,294

Noncaptive-Financial — 2.7%
General Electric Capital Corp.
25,000,000	3.000		12/09/11	25,846,250
John Deere Capital Corp.
20,700,000	2.875		06/19/12	21,289,764

				$47,136,014

TOTAL CORPORATE BONDS				$221,301,087

Mortgage-Backed Obligations — 45.8%
Collateralized Mortgage Obligations — 2.7%

Interest Only(b) — 0.0%
FHLMC REMIC Series 2575, Class IB
$1,363,264	5.500%		08/15/30	$48,333
FHLMC REMIC Trust Series 2586, Class NX
932,003	4.500		08/15/16	50,766

				99,099

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
39,757	20.897		11/25/20	51,243
GNMA Series 2001-59, Class SA
16,857	22.945		11/16/24	20,071

				71,314

IOette(b) — 0.0%
FHLMC REMIC Series 1161, Class U
1,040	1,172.807		11/15/21	24,333

Planned Amortization Class — 0.1%
FHLMC REMIC Series 1556, Class H
794,169	6.500		08/15/13	803,133
FHLMC REMIC Series 1916, Class PC
1,391,741	6.750		12/15/11	1,389,617

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — (continued)
FNMA REMIC Series 1993-207, Class G
$76,168	6.150%	04/25/23	$76,038

			2,268,788

Regular Floater(a) — 2.1%
FHLMC REMIC Series 3151, Class KY(c)
2,140,445	0.000	05/15/36	2,052,832
FHLMC REMIC Series 3326, Class FC
17,102,589	1.655	06/15/37	16,141,131
FHLMC REMIC Trust Series 3171, Class FL(c)
895,258	0.000	01/15/36	870,810
FNMA REMIC Series 1988-12, Class B
160,512	9.577	02/25/18	138,602
FNMA REMIC Series 2001-60, Class OF
2,236,095	1.421	10/25/31	2,203,992
FNMA REMIC Series 2005-91, Class FJ
14,893,137	0.971	10/25/35	14,477,358
FNMA REMIC Trust Series 2001-70, Class OF
1,118,048	1.421	10/25/31	1,090,941

			36,975,666

Sequential Fixed Rate — 0.4%
FHLMC REMIC Series 108, Class G
406,537	8.500	12/15/20	429,833
FHLMC REMIC Series 1655, Class K
33,763	6.500	01/15/09	33,726
FHLMC REMIC Series 1980, Class Z
1,876,249	7.000	07/15/27	1,967,385
FHLMC REMIC Series 2019, Class Z
1,864,084	6.500	12/15/27	1,946,859
FNMA REMIC Series 1988-12, Class A
203,316	9.577	02/25/18	204,061
FNMA REMIC Trust Series 1989-66, Class J
635,331	7.000	09/25/19	673,593
FNMA REMIC Trust Series 1990-16, Class E
375,423	9.000	03/25/20	411,240
FNMA REMIC Trust Series 1992-33, Class K
1,566,745	8.500	03/25/18	1,609,609
FNMA REMIC Trust Series 1994-18, Class D
71,122	6.750	02/25/24	74,096
GNMA REMIC Trust Series 1995-3, Class DQ
86,023	8.050	06/16/25	93,558

			7,443,960

Targeted Amortization Class(a)(c) — 0.1%
FHLMC REMIC Trust Series 3291, Class XC
826,103	0.000	03/15/37	750,037

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$47,633,197

Federal Agencies — 43.1%

Adjustable Rate FHLMC(a) — 3.4%
207,448	5.765	05/01/18	204,553
133,965	5.581	10/01/25	135,369

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(a) — (continued)
$1,093,621	4.562%	09/01/33	$1,085,246
163,367	5.128	09/01/33	166,071
4,235,129	5.075	09/01/34	4,336,615
453,545	4.464	10/01/34	450,196
320,939	4.353	11/01/34	323,462
879,137	4.382	11/01/34	876,190
264,055	4.395	11/01/34	265,691
439,053	4.483	11/01/34	442,756
2,216,354	5.254	11/01/34	2,259,755
540,278	4.358	01/01/35	542,336
636,423	4.331	02/01/35	638,266
436,934	4.356	02/01/35	438,305
544,855	4.420	02/01/35	549,740
545,311	4.424	02/01/35	543,423
1,002,384	4.425	02/01/35	1,002,504
269,466	4.487	02/01/35	270,458
643,629	4.499	02/01/35	646,607
2,580,062	5.936	03/01/35	2,607,005
1,581,795	5.794	04/01/35	1,595,878
10,744,634	4.439	06/01/35	10,689,858
4,100,393	5.129	08/01/35	4,191,529
2,870,557	4.556	11/01/35	2,890,602
1,999,585	5.880	05/01/36	2,043,108
806,429	5.966	10/01/36	825,423
705,929	5.898	11/01/36	722,298
18,054,498	6.460	09/01/37	18,581,111

			59,324,355

Adjustable Rate FNMA(a) — 12.8%
227,345	4.791	11/01/17	230,539
356,631	5.939	02/01/18	362,347
176,302	6.133	06/01/18	183,383
244,878	6.155	05/01/20	254,061
110,428	5.535	01/01/23	111,411
775,917	5.102	02/01/27	789,883
8,468,848	4.522	08/01/29	8,513,208
208,417	5.398	07/01/32	210,103
176,009	5.788	07/01/32	176,488
763,124	5.212	01/01/33	768,150
37,244	4.607	03/01/33	37,509
5,930,751	4.483	05/01/33	6,065,367
456,471	4.663	06/01/33	457,839
321,071	4.584	07/01/33	321,806
4,389,009	4.614	08/01/33	4,412,850
981,564	5.320	08/01/33	989,721
30,508	5.375	09/01/33	30,745
41,478	5.325	12/01/33	41,613
3,924,234	4.403	02/01/34	3,892,660
2,551,181	4.211	03/01/34	2,554,730
127,925	4.379	04/01/34	128,473
1,482,143	4.195	05/01/34	1,512,757
2,213,237	4.647	05/01/34	2,253,212
2,414,845	4.244	06/01/34	2,381,407
4,250,781	4.748	10/01/34	4,270,199
169,814	4.751	10/01/34	170,542
1,868,383	4.958	10/01/34	1,907,257
1,290,412	4.441	11/01/34	1,281,542

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$1,230,950	4.557%	11/01/34	$1,237,799
60,247	4.639	11/01/34	60,428
592,887	4.536	12/01/34	595,800
815,489	4.945	12/01/34	818,945
217,337	4.323	01/01/35	218,042
723,933	4.450	01/01/35	727,488
679,967	4.478	01/01/35	683,069
781,345	4.519	01/01/35	785,595
411,079	4.291	02/01/35	412,736
1,775,895	4.428	02/01/35	1,772,219
1,784,154	5.901	02/01/35	1,801,743
556,645	5.971	02/01/35	562,708
663,026	4.408	03/01/35	664,530
5,243,556	5.026	03/01/35	5,308,198
913,309	5.408	03/01/35	916,019
5,715,559	4.380	04/01/35	5,723,538
5,146,293	4.657	04/01/35	5,201,225
1,005,266	4.677	04/01/35	1,017,230
1,407,364	5.655	04/01/35	1,408,719
954,218	4.375	05/01/35	961,259
1,049,313	4.431	05/01/35	1,065,377
2,243,038	5.104	05/01/35	2,238,830
20,028,388	4.576	07/01/35	20,242,804
6,493,894	4.737	08/01/35	6,550,027
4,879,292	4.707	10/01/35	4,926,001
3,774,957	4.814	04/01/36	3,783,511
1,051,083	5.618	04/01/36	1,073,551
7,895,269	4.821	06/01/36	7,914,731
11,826,184	5.917	06/01/36	12,116,280
10,515,553	4.925	07/01/36	10,552,884
524,444	6.112	07/01/36	544,111
13,159,206	5.942	09/01/36	13,503,134
821,207	5.519	11/01/36	838,136
861,144	5.654	11/01/36	880,349
17,554,999	4.690	04/01/37	17,684,364
17,842,105	5.884	07/01/37	18,256,845
24,499,205	6.802	09/01/37	25,264,805
848,654	5.696	12/01/46	869,064

			223,491,896

Adjustable Rate GNMA(a) — 1.2%
4,773,372	3.750	05/20/34	4,622,868
982,781	4.500	05/20/34	959,487
1,999,095	4.500	07/20/34	1,963,608
1,416,867	4.625	08/20/34	1,392,529
6,148,529	4.500	09/20/34	6,039,362
3,058,173	4.625	09/20/34	3,010,836
1,272,827	4.750	10/20/34	1,237,259
2,518,353	4.750	12/20/34	2,447,836

			21,673,785

FHLMC — 3.4%
119	7.000	01/01/09	121
245	7.000	02/01/09	248
584	7.000	03/01/09	588
1,487	7.000	04/01/09	1,506

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$3,060	7.000%	05/01/09	$3,102
10,511	6.500	06/01/10	10,920
157,784	6.500	07/01/10	163,918
15,180	7.000	07/01/10	15,386
304	6.500	08/01/10	316
11,347	7.000	01/01/11	11,409
12,926	7.000	12/01/12	13,242
85,132	6.500	01/01/13	88,757
53,444	6.500	04/01/13	55,720
137,640	6.500	05/01/13	143,502
78,546	6.500	06/01/13	81,891
706,236	4.000	09/01/13	716,856
46,669	6.500	10/01/13	48,656
740,408	4.000	11/01/13	751,630
873,073	5.000	12/01/13	900,886
948,252	4.000	01/01/14	962,788
851,104	4.000	05/01/14	864,243
430,516	4.500	06/01/14	441,477
1,656,827	4.500	10/01/14	1,700,039
4,210,387	5.000	10/01/14	4,353,935
985,313	4.000	11/01/14	1,000,476
1,770,417	4.500	11/01/14	1,815,791
1,284,825	4.000	03/01/15	1,304,550
9,192,245	4.500	03/01/15	9,433,241
673,773	4.500	08/01/15	691,560
59,779	8.500	10/01/15	66,150
634,339	8.000	12/01/15	661,378
27,102	7.000	03/01/16	28,429
182,466	4.500	04/01/18	187,737
270,084	4.500	11/01/18	277,885
2,150,764	4.500	12/01/18	2,222,296
397,696	4.500	05/01/19	408,189
924,422	4.500	04/01/20	951,122
620,105	4.500	08/01/20	638,016
1,425,638	7.000	04/01/22	1,499,441
1,000,099	4.500	05/01/23	1,023,986
36,129	7.500	01/01/31	38,024
8,751,320	7.500	12/01/36	8,941,761
15,139,037	7.000	11/01/37	15,670,796
56,244	5.000	09/01/38	57,538
981,740	6.500	10/01/38	1,020,703

			59,270,205

FNMA — 22.2%
9	5.500	01/01/09	9
472	7.000	12/01/09	481
4,988,143	4.000	05/01/10	4,982,624
13,404	8.500	05/01/10	13,960
5,481,016	4.000	06/01/10	5,474,906
270	7.000	01/01/11	271
1,181	5.500	04/01/11	1,228
193	5.500	07/01/11	194
14,517	7.000	07/01/11	15,017
2,726,322	5.500	01/01/13	2,803,932
543	5.500	04/01/13	565
2,446	5.500	06/01/13	2,544
1,601,753	4.500	08/01/13	1,637,973
8,624,461	4.500	09/01/13	8,811,620

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$4,768,748	4.000%	11/01/13	$4,836,811
3,492	5.500	12/01/13	3,632
43,361	6.000	01/01/14	44,966
126,773	6.000	03/01/14	131,465
20,713	5.500	04/01/14	21,390
865,284	4.000	01/01/15	877,690
417,240	4.500	01/01/15	427,942
3,769	8.500	09/01/15	4,165
205,990	8.500	10/01/15	226,895
29,980	8.500	12/01/15	34,482
5,578	5.500	04/01/16	5,785
43,325	5.500	07/01/16	44,936
8,244	5.500	11/01/16	8,551
1,051,359	5.500	01/01/17	1,090,449
24,234	5.500	02/01/17	25,134
12,817	5.500	04/01/17	13,269
66,076	5.500	10/01/17	68,409
8,218	5.500	11/01/17	8,508
48,422	5.500	01/01/18	50,131
102,049	5.500	02/01/18	105,633
324,817	5.500	03/01/18	336,284
41,305	5.500	04/01/18	42,748
51,506	5.500	06/01/18	53,292
794,514	5.500	07/01/18	823,069
332,634	5.500	08/01/18	344,589
636,890	5.500	09/01/18	659,779
27,046	5.500	10/01/18	27,984
1,754,705	5.500	12/01/18	1,819,834
3,570,476	5.500	01/01/19	3,703,095
77,205	5.500	03/01/19	79,786
1,835,477	5.500	05/01/19	1,903,686
36,276	5.500	08/01/19	37,738
130,452	7.000	11/01/19	138,011
27,244	5.500	03/01/20	28,206
657,197	5.500	06/01/20	680,399
16,304,425	6.000	10/01/21	16,976,837
5,964,295	4.500	09/01/23	6,104,881
18,997	7.000	12/01/24	20,114
4,957	7.000	07/01/27	5,249
5,232	7.000	08/01/27	5,541
8,042	7.000	10/01/28	8,516
5,945	7.000	01/01/29	6,290
8,173	7.000	11/01/29	8,647
141,945	8.000	02/01/31	149,707
6,461	7.000	04/01/31	6,843
37,757	7.000	05/01/32	39,954
22,825	7.000	06/01/32	24,153
6,989	7.000	08/01/32	7,396
3,153,995	6.000	03/01/33	3,264,523
5,760,064	6.500	04/01/33	6,014,363
9,133	7.000	10/01/33	9,641
7,844	7.000	04/01/34	8,301
20,452,128	6.000	04/01/35	21,133,672
567,592	6.500	09/01/36	590,207
4,401,976	6.500	11/01/36	4,577,368
3,581,491	6.500	02/01/37	3,723,990
583,814	6.500	03/01/37	607,075
947,622	5.000	06/01/37	968,634
1,181,281	8.000	07/01/37	1,245,896

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
$274,166	7.000%		08/01/37	$287,378
1,277,691	8.000		08/01/37	1,347,579
1,762,320	8.500		09/01/37	1,822,487
3,176,257	6.500		10/01/37	3,302,679
5,133,226	7.500		10/01/37	5,392,320
12,662,310	8.000		10/01/37	13,084,717
15,404,927	7.500		11/01/37	16,164,343
3,575,917	6.500		12/01/37	3,718,194
876,345	6.000		05/01/38	903,171
1,234,283	7.500		09/01/47	1,270,719
40,000,000	4.500		TBA-15yr(d)	40,875,000
167,000,000	6.000		TBA-15yr(d)	171,905,625
18,000,000	6.500		TBA-15yr(d)	18,691,884

				386,727,961

GNMA — 0.1%
339	6.500		04/15/09	351
3,850	6.500		05/15/09	3,965
901	6.500		07/15/09	928
961	6.500		11/15/09	989
732	9.000		01/15/10	779
16,088	9.000		07/15/12	17,681
1,490,442	5.500		07/15/20	1,562,440

				1,587,133

TOTAL FEDERAL AGENCIES				$752,075,335

TOTAL MORTGAGE-BACKED OBLIGATIONS				$799,708,532

Agency Debentures — 46.1%
FHLB
$10,800,000	0.000	%(e)	05/07/09	$10,790,626
74,100,000	3.500	(f)	10/22/09	74,187,808
40,000,000	3.050		04/28/10	40,071,800
20,000,000	3.000		06/11/10	20,621,440
22,300,000	3.500		12/10/10	23,246,501
FHLMC
99,000,000	0.000	(e)	04/01/09	98,963,271
61,000,000	0.000	(e)	10/23/09	60,701,100
93,200,000	2.875		06/28/10	95,663,649
51,800,000	5.125		04/18/11	55,947,885
60,000,000	5.375		01/09/14	60,044,040
FNMA
27,100,000	0.000	(e)	04/01/09	27,089,946
75,700,000	0.000	(e)	10/16/09	75,337,927
13,933,000	5.500		07/09/10	13,946,348
39,300,000	5.125		04/15/11	42,510,102
36,700,000	4.680	(g)	06/15/11	39,696,665
15,000,000	4.330		07/28/11	15,302,460
46,400,000	3.625		08/15/11	49,179,221
Small Business Administration
191,371	7.200		06/01/17	201,618

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
$428,436	6.300%	05/01/18	$443,914
363,672	6.300	06/01/18	376,784

TOTAL AGENCY DEBENTURES			$804,323,105

U.S. Treasury Obligations — 5.5%
United States Treasury Bond
$39,800,000	8.125%	08/15/19	$58,823,166
United States Treasury Inflation Protected Securities
37,728,731	4.250	01/15/10	37,053,726

TOTAL U.S. TREASURY OBLIGATIONS			$95,876,892

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 110.1%			$1,921,209,616

Repurchase Agreement(h) — 2.7%
Joint Repurchase Agreement Account II
$46,600,000	0.073%	01/02/09	$46,600,000

Maturity Value: $46,600,189

TOTAL INVESTMENTS — 112.8%			$1,967,809,616

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%			(222,728,575)

NET ASSETS — 100.0%			$1,745,081,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $231,472,509 which represents approximately 13.3% of net assets as of December 31, 2008.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security is issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(h) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	4.500%	TBA - 15yr(d)	01/22/09	$1,000,000	$1,022,188
FNMA	4.500	TBA - 15yr(d)	01/20/09	5,000,000	5,109,375

TOTAL (Proceeds Receivable: $6,072,852) $6,131,563

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(51)	March 2009	$(12,614,850)	$(138,465)
Eurodollars	(378)	June 2009	(93,432,150)	(980,145)
Eurodollars	63	December 2009	15,527,138	139,230
Eurodollars	63	March 2010	15,509,025	135,292
2 Year U.S. Treasury Notes	4,558	March 2009	993,928,875	8,729,484
5 Year U.S. Treasury Notes	395	March 2009	47,026,602	1,415,960
10 Year U.S. Treasury Notes	(875)	March 2009	(110,031,250)	(1,251,617)
30 Year U.S. Treasury Bonds	166	March 2009	22,915,781	(526,568)

TOTAL				$7,523,171

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$44,800	11/18/15	4.444%	3 month LIBOR	$—	$3,505,471
	32,800	11/25/15	3.815	3 month LIBOR	—	1,620,551
	27,400	11/18/20	3 month LIBOR	4.569%	—	(3,735,635)
	19,800	11/25/20	3 month LIBOR	3.807	—	(1,418,831)
	10,900	06/17/24	3 month LIBOR	3.500	156,774	(1,002,267)
Citibank NA	400	06/18/29	3 month LIBOR	3.500	(36,243)	(4,589)
Credit Suisse First Boston Corp.	3,300	06/17/24	3 month LIBOR	3.500	(241,541)	(14,434)
	8,800	06/18/29	3 month LIBOR	3.500	(944,206)	45,901
Deutsche Bank Securities, Inc.	23,600	06/17/16	3.500	3 month LIBOR	736,510	812,618
	20,300	06/17/24	3 month LIBOR	3.500	(838,210)	(736,424)
	6,700	06/18/29	3 month LIBOR	3.500	(506,649)	(177,287)
JPMorgan Securities, Inc.	81,100	06/17/14	3 month LIBOR	3.250	(1,764,495)	(1,925,140)
	26,300	06/17/16	3.500	3 month LIBOR	511,863	1,214,495
	20,500	06/17/19	3 month LIBOR	3.500	(185,074)	(1,318,950)
	1,200	06/17/24	3 month LIBOR	3.500	12,437	(105,518)
	2,100	06/18/29	3 month LIBOR	3.500	(197,525)	(16,843)

TOTAL					$(3,296,359)	$(3,256,882)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to December 31, 2008.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,938,892,437

Gross unrealized gain	34,096,923
Gross unrealized loss	(5,179,744)

Net unrealized security gain	$28,917,179

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 69.2%
Collateralized Mortgage Obligations — 11.2%

Adjustable Rate Non-Agency(a) — 6.8%
American Home Mortgage Assets Series 2006-3, Class 1A1
$4,054,229	3.226%	10/25/46	$1,677,117
American Home Mortgage Assets Series 2006-3, Class 2A11
4,125,902	3.196	10/25/46	1,702,395
Banc of America Funding Corp. Series 2007-D, Class 1A5
1,200,000	0.788	06/20/47	252,533
Bank of America Mortgage Securities Series 2002-J, Class A2
91,397	5.560	09/25/32	84,229
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
74,443	5.564	08/25/33	39,243
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
758,485	4.167	02/25/37	575,807
Countrywide Alternative Loan Trust Series 2005-38, Class A1
337,475	3.756	09/25/35	163,313
Countrywide Home Loan Trust Series 2003-37, Class 1A1
53,698	5.420	08/25/33	34,214
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
910,842	5.773	03/25/33	533,980
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
2,892,056	5.976	08/19/36	1,385,213
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
376,820	5.632	08/25/34	203,167
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
827,441	4.196	07/25/35	630,158
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
719,654	4.740	07/25/35	553,930
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
772,346	4.066	07/25/35	587,952
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
736,263	4.767	07/25/35	558,651
Luminent Mortgage Trust Series 2006-5, Class A1A
638,061	0.661	07/25/36	248,298
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,632,824	3.256	01/25/46	702,920
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,593,922	4.509	11/20/34	1,028,602
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
4,270,319	6.000	11/25/37	2,077,718
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
4,493,567	0.661	09/25/47	1,675,513
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,807,439	3.246	06/25/46	1,066,563
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
2,508,405	4.999	10/25/35	1,901,457

			17,682,973

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — 0.0%
FHLMC REMIC Trust Series 2586, Class NX
$1,669,359	4.500%	08/15/16	$90,930
FNMA REMIC Trust Series 1990-145, Class B
1,462	1,004.961	12/25/20	35,086

			126,016

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA REMIC Trust Series 1996-40, Class SG
30,724	11.805	03/25/09	177

			177

Planned Amortization Class — 1.0%
FHLMC REMIC Trust Series 2113, Class TE
1,560,039	6.000	01/15/14	1,608,380
FNMA REMIC Trust Series 1993-225, Class WC
854,899	6.500	12/25/13	880,483

			2,488,863

Regular Floater(a) — 2.4%
BCAP LLC Trust Series 2006-RR1, Class CF
732,397	1.111	11/25/36	339,858
Collateralized Mortgage Securities Corp. Series N, Class 2
221,968	2.758	08/25/17	218,448
FHLMC REMIC Trust Series 1661, Class FD
137,651	2.625	01/15/09	137,635
FHLMC REMIC Trust Series 1826, Class F
154,315	1.650	09/15/21	148,118
FHLMC REMIC Trust Series 3152, Class NX(c)
1,478,630	0.000	05/15/36	1,420,687
FHLMC REMIC Trust Series 3171, Class FL(c)
596,838	0.000	01/15/36	580,540
FNMA REMIC Trust Series 1990-145, Class A
594,932	3.908	12/25/20	590,642
FNMA REMIC Trust Series 1997-20, Class F
1,252,440	3.470	03/25/27	1,029,609
FNMA REMIC Trust Series 1998-66, Class FC
287,638	1.461	11/17/28	280,192
FNMA REMIC Trust Series 2001-70, Class OF
1,490,730	1.421	10/25/31	1,454,588

			6,200,317

Sequential Fixed Rate — 1.0%
FHLMC REMIC Trust Series 1720, Class PJ
404,023	7.250	01/15/24	409,473
First Nationwide Trust Series 2001-4, Class 1A1
227,613	6.750	09/21/31	184,869
FNMA REMIC Trust Series 1994-72, Class J
1,932,593	6.000	06/25/23	1,940,048
FNMA REMIC Trust Series 1996-14, Class J
8,234	6.150	03/25/09	8,220

			2,542,610

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$29,040,956

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities(a)(b)(d) — 0.5%

Interest Only — 0.5%
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
$88,598,000	2.092%	03/18/36	$1,198,793

Federal Agencies — 57.5%

Adjustable Rate FHLMC(a) — 3.7%
73,582	4.079	08/01/16	73,160
106,910	5.911	08/01/18	106,794
549,983	5.233	11/01/18	553,981
87,908	5.295	11/01/18	87,256
28,786	5.138	02/01/19	28,604
18,279	5.411	02/01/19	18,268
82,934	3.948	03/01/19	82,484
46,191	5.229	03/01/19	46,100
81,375	4.912	06/01/19	79,945
74,707	4.727	07/01/19	75,043
1,112,204	5.426	11/01/19	1,111,042
1,050,344	6.869	11/01/19	1,089,732
99,352	4.332	01/01/20	98,813
103,820	3.948	05/01/21	103,218
23,094	5.975	01/01/25	23,430
83,952	3.967	10/01/26	83,494
961,526	6.422	08/01/28	981,697
523,099	5.875	05/01/29	525,778
70,263	4.217	06/01/29	69,893
98,881	4.168	04/01/30	98,320
113,492	4.471	06/01/30	112,890
236,744	6.217	12/01/30	239,982
7,517	5.109	01/01/31	7,477
118,663	4.150	02/01/31	118,012
29,186	5.039	05/01/31	29,329
21,386	6.265	06/01/31	21,789
10,010	6.043	11/01/31	9,986
16,371	5.375	10/01/32	16,515
4,672	5.940	02/01/33	4,605
1,056,365	3.639	07/01/33	1,032,025
1,731,670	4.564	09/01/33	1,715,493
71,838	4.415	11/01/33	73,134
792,406	5.901	05/01/35	808,257

			9,526,546

Adjustable Rate FNMA(a) — 17.5%
464,941	6.756	04/01/17	483,862
48,538	4.258	08/01/17	48,168
109,725	3.943	09/01/17	109,075
173,412	4.019	09/01/17	172,127
50,415	4.691	11/01/17	49,593
55,975	4.750	12/01/17	55,352
42,147	6.234	12/01/17	42,168
129,985	4.014	03/01/18	128,982
357,469	4.516	03/01/18	354,519
1,373,382	4.549	07/01/18	1,361,987
300,901	3.948	10/01/18	296,846
70,166	3.991	10/01/18	69,979
109,267	4.643	10/01/18	108,558
422,075	4.761	10/01/18	419,795
9,117	4.174	11/01/18	9,177

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$69,099	5.000%	12/01/18	$68,636
196,470	4.447	01/01/19	194,400
666,819	4.877	04/01/19	664,809
35,681	5.919	04/01/19	34,864
276,199	3.943	05/01/19	274,154
1,407,206	4.422	05/01/19	1,392,456
293,752	4.723	06/01/19	292,073
250,951	4.825	06/01/19	250,259
237,238	6.152	07/01/19	246,135
472,911	4.649	08/01/19	470,311
526,580	4.828	08/01/19	524,958
50,742	4.672	11/01/19	50,480
1,792,392	5.458	11/01/19	1,796,165
9,839	4.625	04/01/20	9,785
493,755	6.155	05/01/20	512,271
575,894	4.491	06/01/20	569,741
183,892	4.741	06/01/20	182,852
287,083	4.737	11/01/20	285,445
432,069	5.023	03/01/21	431,481
162,047	4.999	09/01/21	160,809
105,922	4.955	12/01/21	105,771
1,626,911	4.644	01/01/22	1,601,896
42,123	6.457	02/01/22	43,703
136,340	5.159	05/20/22	138,395
389,176	5.532	02/01/23	395,681
9,937	6.219	12/01/23	10,182
722,664	5.843	01/01/24	734,792
662,815	5.715	03/01/24	667,042
7,803,761	4.845	04/01/24	7,560,636
634,790	5.108	06/20/24	649,645
38,728	5.449	08/01/24	39,094
209,998	5.100	01/01/25	217,873
377,253	5.102	02/01/27	384,044
52,093	4.414	06/01/27	51,956
40,087	4.250	12/01/27	39,982
73,516	4.552	01/01/28	73,522
120,752	5.327	05/01/28	120,118
15,369	6.065	09/01/28	15,362
655,569	4.869	01/01/29	653,477
38,341	3.948	06/01/29	38,241
26,425	4.544	06/01/29	26,118
14,632	5.010	06/01/29	14,481
1,125,407	5.230	05/01/30	1,130,514
5,271	6.260	02/01/31	5,340
98,250	5.244	05/01/31	97,580
176,232	5.134	06/01/31	175,476
1,140,318	3.994	07/01/31	1,130,728
105,081	3.918	08/01/31	103,943
297,972	5.048	08/01/31	296,521
482,602	4.831	11/01/31	493,079
214,750	6.240	12/01/31	213,328
160,819	5.482	01/01/32	161,557
247,686	4.930	02/01/32	247,980
61,231	4.890	03/01/32	61,255
558,347	5.502	03/01/32	562,927
24,116	5.549	03/01/32	24,191
17,330	5.125	04/01/32	17,128
613,716	5.439	04/01/32	608,056
36,484	5.140	05/01/32	36,339

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$300,834	6.364%	07/01/32	$301,996
34,016	4.525	08/01/32	33,921
38,392	4.649	09/01/32	38,084
54,661	4.941	09/01/32	54,764
36,894	5.000	09/01/32	36,570
476,670	5.051	09/01/32	475,587
12,820	5.300	09/01/32	12,835
44,865	5.276	10/01/32	44,782
10,798	5.060	12/01/32	11,006
227,528	4.368	01/01/33	228,483
665,710	5.595	02/01/33	663,920
72,215	4.523	04/01/33	73,524
269,139	5.457	04/01/33	267,297
1,134,897	3.957	05/01/33	1,126,241
4,209,557	5.052	05/01/33	4,188,139
447,841	5.091	05/01/33	442,807
1,747,098	4.294	08/01/33	1,730,667
34,562	5.454	08/01/33	34,729
178,543	4.250	01/01/34	180,035
37,540	5.920	02/01/34	37,215
1,790,998	4.380	04/01/35	1,793,498
1,700,029	4.411	10/01/35	1,682,738
36,935	4.420	05/01/36	36,987
7,343	5.066	11/01/38	7,319
191,843	3.878	06/01/40	189,618
619,162	4.435	07/01/40	612,673

			45,375,660

Adjustable Rate GNMA(a) — 5.0%
11,472,655	4.500	08/20/34	11,269,416
1,618,251	4.625	08/20/34	1,590,455

			12,859,871

FHLMC — 5.8%
48,269	7.000	02/01/09	48,584
28,837	7.000	03/01/09	29,148
59,330	7.000	04/01/09	59,649
46,058	7.000	05/01/09	46,680
59,012	7.000	06/01/09	59,809
26,202	7.500	06/01/09	26,354
155,001	6.500	03/01/13	161,603
228,594	6.500	04/01/13	238,329
113,940	6.500	05/01/13	118,792
295,563	6.500	06/01/13	308,151
582,048	5.000	12/01/13	600,591
632,168	4.000	01/01/14	641,858
1,833,240	8.000	12/01/15	1,911,382
368,924	6.000	05/01/17	384,834
2,150,764	4.500	12/01/18	2,222,296
512,325	7.000	04/01/21	538,851
270,127	7.000	08/01/21	284,113
2,109,680	7.000	03/01/22	2,218,895
713,279	7.000	05/01/22	750,205
2,729,861	7.000	06/01/22	2,871,182
1,000,099	4.500	05/01/23	1,023,986
37,424	7.000	12/01/25	39,379
385,899	6.500	09/01/38	401,697

			14,986,368

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 25.4%
$4,107,882	4.000%		05/01/10	$4,103,338
4,836,190	4.000		06/01/10	4,830,800
661,407	6.000		09/01/11	685,089
870,641	6.500		04/01/12	910,569
1,796,563	6.000		05/01/12	1,861,231
392,686	6.500		05/01/12	411,008
1,321,653	6.000		06/01/12	1,369,260
424,347	6.500		06/01/12	444,295
6,670,839	5.500		01/01/13	6,860,629
1,601,753	4.500		08/01/13	1,637,973
7,134,793	4.500		09/01/13	7,289,608
792,628	8.000		01/01/16	837,022
766,536	7.000		03/01/17	805,247
200,450	7.000		05/01/17	210,573
7,146,382	5.500		03/01/18	7,403,214
812,282	5.500		04/01/18	841,474
258,283	7.000		07/01/21	273,324
399,321	7.000		11/01/21	422,574
128,498	7.000		12/01/21	135,981
398,072	7.000		01/01/22	421,252
76,468	7.000		02/01/22	80,921
1,999,802	4.500		04/01/23	2,046,940
6,968,919	4.500		05/01/23	7,133,186
225,756	7.000		01/01/28	238,697
288,730	6.500		04/01/33	301,477
45,087	5.500		02/01/36	46,272
443,223	6.500		08/01/36	460,882
456,037	5.000		01/01/37	466,175
52,107	6.500		10/01/37	54,181
7,318,726	8.000		10/01/37	7,630,380
45,710	5.500		01/01/38	46,909
510,329	5.000		03/01/38	521,593
938,172	6.000		05/01/38	966,891
902,418	5.500		06/01/38	926,004
27,783	3.678		02/01/41	27,323
3,000,000	6.500		TBA-15yr(e)	3,115,314

				65,817,606

GNMA — 0.1%
45,451	7.000		12/15/25	47,990
117,581	7.000		04/15/26	123,421

				171,411

TOTAL FEDERAL AGENCIES				$148,737,462

TOTAL MORTGAGE-BACKED OBLIGATIONS				$178,977,211

Agency Debentures — 19.6%
FHLB
$20,000,000	5.250	%(f)	01/16/09	$20,037,880
2,000,000	0.000	(g)	05/07/09	1,998,264
7,900,000	3.250		03/11/11	8,235,616
FHLMC
15,000,000	5.400		06/15/10	15,302,715

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FNMA
$5,000,000	4.330%	07/28/11	$5,100,820

TOTAL AGENCY DEBENTURES			$50,675,295

U.S. Treasury Obligations — 5.4%
United States Treasury Bond
$7,400,000	8.125%	08/15/19	$10,936,970
United States Treasury Inflation Protected Securities
3,038,300	3.875	01/15/09	3,014,802

TOTAL U.S. TREASURY OBLIGATIONS			$13,951,772

Asset-Backed Security(a) — 0.1%
Home Equity — 0.1%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$704,618	1.415%	12/15/29	$300,157

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.3%			$243,904,435

Repurchase Agreement(h) — 5.5%
Joint Repurchase Agreement Account II
$14,300,000	0.073%	01/02/09	$14,300,000
Maturity Value: $14,300,058

TOTAL INVESTMENTS — 99.8%			$258,204,435

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			543,266

NET ASSETS — 100.0%			$258,747,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 1,198,793, which represents approximately 0.5% of net assets as of December 31, 2008.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,115,314 which represents approximately 1.2% of net assets as of December 31, 2008.

(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	4.500%	TBA - 15yr(e)	01/21/09	$1,000,000	$1,022,188
FNMA	4.500	TBA - 15yr(e)	01/20/09	8,000,000	8,175,000

TOTAL (Proceeds Receivable: $9,109,883)					$9,197,188

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	120	January 2009	$29,626,500	$173,610
Eurodollars	92	March 2009	22,756,200	230,064
Eurodollars	63	June 2009	15,572,025	124,811
Eurodollars	13	September 2009	3,209,213	19,871
Eurodollars	(145)	December 2009	(35,737,063)	(889,655)
Eurodollars	(57)	March 2010	(14,031,975)	(445,801)
Eurodollars	(55)	June 2010	(13,510,750)	(48,950)
2 Year U.S. Treasury Notes	65	March 2009	14,174,063	65,520
5 Year U.S. Treasury Notes	(31)	March 2009	(3,690,695)	8,188
10 Year U.S. Treasury Notes	26	March 2009	3,269,500	(25,644)
30 Year U.S. Treasury Bonds	74	March 2009	10,215,469	419,805

TOTAL				$(368,181)

INTEREST RATE SWAP CONTRACTS - At December 31, 2008, the fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$10,000	11/18/15	4.444%	3 month LIBOR	$—	$782,471
	7,300	11/25/15	3.815	3 month LIBOR	—	360,671
	6,100	11/18/20	3 month LIBOR	4.569%	—	(831,656)
	4,400	11/25/20	3 month LIBOR	3.807	—	(315,296)
	800	06/17/24	3 month LIBOR	3.500	11,506	(73,561)
Credit Suisse First Boston Corp.	3,800	06/18/29	3 month LIBOR	3.500	(407,725)	19,821
Deutsche Bank Securities, Inc.	6,700	06/17/16	3.500	3 month LIBOR	209,094	230,701
	400	06/17/24	3 month LIBOR	3.500	5,283	(36,310)
	4,600	06/18/29	3 month LIBOR	3.500	(347,910)	(121,658)
	3,500	06/17/39	3.500	3 month LIBOR	410,898	84,116
JPMorgan Securities, Inc.
	22,800	06/17/14	3 month LIBOR	3.250	(234,847)	(802,437)
	23,600	06/17/16	3.500	3 month LIBOR	459,315	1,089,813
	29,700	06/17/19	3 month LIBOR	3.500	(268,131)	(1,910,868)
	100	06/17/24	3 month LIBOR	3.500	1,036	(8,793)
	1,500	06/18/29	3 month LIBOR	3.500	(141,137)	(11,983)

TOTAL					$(302,618)	$(1,544,969)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$277,965,142

Gross unrealized gain	5,088,124
Gross unrealized loss	(24,848,831)

Net unrealized security loss	$(19,760,707)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ net asset value per share. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

Fair Value of Investments — For the period ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Enhanced Income
	Investments in Securities	Investments in Securities	Other Investments-	Other Investments-
Level	Long-Assets	Short-Liabilities	Assets	Liabilities

Level 1	$5,505,290	$—	$572,006	$(1,164,435)
Level 2	178,285,401	—	—	(2,038,127)
Level 3	—	—	—	—

Total	$183,790,691	$—	$572,006	$(3,202,562)

	Government Income
	Investments in Securities	Investments in Securities	Other Investments-	Other Investments-
Level	Long-Assets	Short-Liabilities	Assets	Liabilities

Level 1	$79,661,476	$—	$5,202,599	$(1,210,727)
Level 2	919,916,752	(66,559,701)	24,385,518	(22,884,001)
Level 3	—	—	—	—

Total	$999,578,228	$(66,559,701)	$29,588,117	$(24,094,728)

	Inflation Protected Securities
	Investments in Securities	Investments in Securities	Other Investments-	Other Investments-
Level	Long-Assets	Short-Liabilities	Assets	Liabilities

Level 1	$84,498,562	$—	$118,583	$(14,261)
Level 2	1,600,000	—	329,111	(333,986)
Level 3	—	—	—	—

Total	$86,098,562	$—	$447,694	$(348,247)

	Short Duration Government
	Investments in Securities	Investments in Securities	Other Investments-	Other Investments-
Level	Long-Assets	Short-Liabilities	Assets	Liabilities

Level 1	$95,876,893	$—	$10,419,966	$(2,896,795)
Level 2	1,871,932,723	(6,131,563)	8,401,508	(14,954,749)
Level 3	—	—	—	—

Total	$1,967,809,616	$(6,131,563)	$18,821,474	$(17,851,544)

	Ultra-Short Duration Government
	Investments in Securities	Investments in Securities	Other Investments-	Other Investments-
Level	Long-Assets	Short-Liabilities	Assets	Liabilities

Level 1	$13,951,772	$—	$1,041,869	$(1,410,050)
Level 2	244,252,663	(9,197,188)	3,627,079	(5,474,666)
Level 3	—	—	—	—

Total	$258,204,435	$(9,197,188)	$4,668,948	$(6,884,716)

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.

Mortgage and Asset-Backed Securities — The Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The collateral for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.

JOINT REPURCHASE AGREEMENT ACCOUNT II— At December 31, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$100,000

Inflation Protected Securities	1,600,000

Short Duration Government	46,600,000

Ultra-Short Duration Government	14,300,000

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,515,000,000	0.08%	01/02/09	$3,515,015,622

Barclays Capital, Inc.	807,400,000	0.07	01/02/09	807,403,140

Deutsche Bank Securities, Inc.	1,000,000,000	0.04	01/02/09	1,000,002,222

Deutsche Bank Securities, Inc.	1,600,000,000	0.10	01/02/09	1,600,008,889

Greenwich Capital Markets	250,000,000	0.10	01/02/09	250,001,389

JPMorgan Securities	900,000,000	0.06	01/02/09	900,003,000

Morgan Stanley & Co.	650,000,000	0.03	01/02/09	650,001,083

UBS Securities LLC	1,050,000,000	0.07	01/02/09	1,050,004,083

TOTAL				$9,772,439,428

At December 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000% to 5.125%, due 01/08/09 to 01/17/17; Federal Home Loan Bank, 0.000% to 5.375%, due 02/13/09 to 08/19/11; Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/12/09 to 12/01/38; Federal National Mortgage Association, 2.750% to 8.500%, due 01/23/09 to 11/01/48; and Government National Mortgage Association, 6.000%, due 10/20/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $9,983,372,198.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations under the swap contract.

     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Funds’ distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2009

* Print the name and title of each signing officer under his or her signature.